Non-Current Liabilities - US Warrant Liability (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Schedule of US Warrant Non-Current Liabilities

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Opening balance	2,945,358	—
July 2017 Warrants fair value at issue date	—	2,755,375
Exercising of warrants*	(1,277,028)	—
December 2018 warrants fair value at issue date	2,457,259	—
Fair value movements	(961,176)	189,983

Balance at 30 June 2019	3,164,413	2,945,358

Summary of Fair Value of Warrants

The following assumptions were based on observable market conditions that existed at the issue date and at 30 June 2019:

December 2018 warrants

Assumption	At issue date	At 30 June 2019	Rationale
Historic volatility	59.95%	62.74%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.50	As per subscription agreement
Share price	US$2.21	US$1.82	Closing share price on valuation date from external market source
Risk-free interest rate	2.68%	1.710%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$0.8474 A$1.1814	US$0.5598 A$0.7982	Determined using Black-Scholes models with the inputs above
Fair value	A$2,457,259	A$1,660,322	Fair value of 2,080,000 warrants as at issue date and 30 June 2019

July 2017 warrants

Assumption	At issue date	At 30 June 2019	Rationale
Historic volatility	58.0%	62.74%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.50	As per subscription agreement
Share price	US$2.17	US$1.82	Closing share price on valuation date from external market source
Risk-free interest rate	1.930%	1.710%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$1.0716 A$1.3962	US$0.6789 A$0.9681	Determined using Black-Scholes models with the inputs above
Fair value	A$2,755,375	A$1,504,091	Fair value of 1,973,451 warrants as at issue date and fair value of 1,553,718 warrants at 30 June 2019